Derivative instruments and hedging activities - Additional information (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2021	Mar. 31, 2021
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liability position with credit-risk-related contingent features		¥ 430,000	¥ 727,000
Collateral pledged for derivative instruments with credit-risk-related contingent features that are in a liability position		298,000	583,000
Additional collateral required to be posted, aggregate fair value		2,000	2,000
Gross liability balance of total return swaps in respect of financial assets derecognized	[1]	13,264,000	16,191,000
Sale and Total Return Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Transfer of financial assets accounted for sale amount derecognized		69,737	69,405
Cash proceeds received from derecognition of financial assets amount		69,868	69,535
Transfer of financial assets accounted for sale fair value of derecognized assets		68,423	67,773
Gross liability balance of total return swaps in respect of financial assets derecognized		¥ 1,214	¥ 1,539

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.